NEW COVENANT FUNDS

New Covenant Growth Fund
(the "Fund")

Supplement Dated July 15, 2014
to the Prospectus (the "Prospectus"), dated October 31, 2013

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Principal Investment Strategies Language

In the Fund's "Principal Investment Strategies" section, the second-to-last paragraph is hereby deleted and replaced with the following:

The Fund adheres to the social-witness principles through the use of Sub-Advisers that invest directly and a designated Sub-Adviser that acts as an overlay manager and implements the portfolio recommendations of certain other Sub-Advisers. Such other Sub-Advisers provide model portfolios to the Fund on an ongoing basis that represent their recommendations as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios it receives from the other Sub-Advisers, with the weighting of each model in the portfolio determined by the Adviser. The overlay manager implements the portfolio consistent with that represented by the aggregation of the model portfolios, but also has the authority to vary from such aggregation (i) to conform the Fund's securities transactions to the social-witness principles, (ii) to favor securities of companies that are more highly ranked with respect to environmental, social and governance criteria than other companies in the Fund's portfolio, (iii) to seek to achieve lower volatility, and (iv) to a lesser extent, manage risks, seek trading cost efficiencies or efficient tax management.

Change in Sub-Advisers

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Fund, the text with respect to Sustainable Growth Advisers, LP ("SGA") is hereby deleted.

In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
BlackRock Investment Management, LLC	Lawrence G. Kemp, CFA	Since 2014	Head of Fundamental Large Cap Growth Team, Managing Director

In addition, under the heading "Growth Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text with respect to SGA is hereby deleted.

Under the same heading, the following text is hereby added in the appropriate alphabetical order thereof:

BlackRock Investment Management, LLC: BlackRock Investment Management, LLC (BIM), located at 1 University Square Drive, Princeton, New Jersey 08540, serves as a Sub-Adviser to the Growth Fund. Lawrence G. Kemp manages the portion of the Growth Fund's assets allocated to BIM. Mr. Kemp has served as the Head of Fundamental Large Cap Growth Team and Managing Director of BIM since January 2013. Prior to joining BIM, Mr. Kemp served as a portfolio manager at UBS Global Asset Management since 1992, and has more than 25 years of experience in the financial industry.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-885 (7/14)

NEW COVENANT FUNDS

New Covenant Growth Fund
(the "Fund")

Supplement Dated July 15, 2014
to the Statement of Additional Information ("SAI"), dated October 31, 2013

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Investment Policies Language

Under the heading "Investment Objectives and Policies," in the section entitled "Growth Fund," the second-to-last paragraph is hereby deleted and replaced with the following:

The Fund adheres to the social-witness principles through the use of Sub-Advisers that invest directly and a designated Sub-Adviser that acts as an overlay manager and implements the portfolio recommendations of certain other Sub-Advisers. Such other Sub-Advisers provide model portfolios to the Fund on an ongoing basis that represent their recommendations as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios it receives from the other Sub-Advisers, with the weighting of each model in the portfolio determined by the Adviser. The overlay manager implements the portfolio consistent with that represented by the aggregation of the model portfolios, but also has the authority to vary from such aggregation (i) to conform the Fund's securities transactions to the social-witness principles, (ii) to favor securities of companies that are more highly ranked with respect to environmental, social and governance criteria than other companies in the Fund's portfolio, (iii) to seek to achieve lower volatility, and (iv) to a lesser extent, manage risks, seek trading cost efficiencies or efficient tax management.

Change in Sub-Advisers

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and the Sub-Advisers," all references to Sustainable Growth Advisers, LP's ("SGA") management of the Fund are hereby deleted.

Under the same heading, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

BLACKROCK INVESTMENT MANAGEMENT, LLC—BlackRock Investment Management, LLC ("BIM"), located at 1 University Square Drive, Princeton, New Jersey 08540, serves as a Sub-Adviser to a portion of the assets of the Growth Fund. BIM is an investment adviser registered with the SEC. BIM is a wholly owned subsidiary of BlackRock, Inc. ("BlackRock"), an independent and publicly-traded corporation incorporated in Delaware and headquartered in New York, New York. As of March 31, 2014, The PNC Financial Services Group, Inc. owned 21.8% of BlackRock and institutional investors, employees and the public held economic interest of 78.2% of BlackRock.

In addition, under the heading "Portfolio Management," in the section entitled "The Adviser and the Sub-Advisers," all references to SGA's management of the Fund are hereby deleted.

In the same section, the following text is hereby added in the appropriate alphabetical order thereof:

BIM

Compensation. SIMC pays BIM a fee based on the assets under management of the Growth Fund as set forth in an investment sub-advisory agreement between BIM and SIMC. BIM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Growth Fund. The following information relates to the period ended April 30, 2014.

Portfolio Manager Compensation Overview

BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Generally, discretionary incentive compensation for active equity portfolio managers is based on a formulaic compensation program. BlackRock's formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. BlackRock's Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to the Growth Fund's portfolio manager, such benchmarks for the Growth Fund and other accounts are: Lipper Large Cap Growth fund classification and eVestment Alliance U.S. Large Cap Growth Equity category.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock restricted stock units which vest ratably over a number of years. For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and that vest ratably over a number of years. The BlackRock restricted stock units, upon vesting, will be settled in BlackRock common stock. Typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of discretionary incentive compensation in BlackRock stock puts compensation earned by a portfolio manager for a given year "at risk" based on BlackRock's ability to sustain and improve its performance over future periods. Providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.

Long-Term Incentive Plan Awards—From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock restricted stock units that, once vested, settle in BlackRock common stock. Mr. Kemp does not have unvested long-term incentive awards.

Deferred Compensation Program—A portion of the compensation paid to eligible United States-based BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm's investment products. Any portfolio manager who is either a managing director or director at BlackRock with compensation above a specified threshold is eligible to participate in the deferred compensation program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans—BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan ("RSP"), and the BlackRock Employee Stock Purchase Plan ("ESPP"). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($260,000 for 2014). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Ownership of Fund Shares. As of April 30, 2014, BIM's portfolio manager did not beneficially own any shares of the Growth Fund.

Other Accounts. As of April 30, 2014, in addition to the Growth Fund, BIM's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Lawrence G. Kemp, CFA	14	$12.63	3	$1.13	2	$0.577

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest.

Portfolio Manager Potential Material Conflicts of Interest. BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Growth Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Growth Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Growth Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Growth Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock's (or its affiliates' or significant shareholders') officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Growth Fund. It should also be noted that a portfolio manager may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Such portfolio managers may therefore be entitled to receive a portion of any incentive fees earned on such accounts. Currently, the portfolio manager of the Growth Fund is not entitled to receive a portion of incentive fees of other accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-886 (7/14)